As filed with the Securities and Exchange Commission on May 25, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-08273
                                                     ---------

                        BUILDERS FIXED INCOME FUND, INC.
                        --------------------------------
               (Exact name of registrant as specified in charter)

                   218 HENRY ROAD, MANCHESTER, MISSOURI 63011
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 JOHN W. STEWART
                                 218 HENRY ROAD
                              MANCHESTER, MO 63011
                              --------------------
                     (Name and address of agent for service)

                                    Copy to:
                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                               One U.S. Bank Plaza
                               St. Louis, MO 63101


                                 (636) 207-0160
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: DECEMBER 31, 2005
                         -----------------

Date of reporting period: MARCH 31, 2005
                          --------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2005 (UNAUDITED)
================================================================================
 PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                       ------------
U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY: 17.6%

FEDERAL HOME LOAN BANK: 1.0%
$  2,420,000   4.875%, 11/15/06 *                                  $  2,457,295
                                                                   ------------
FEDERAL HOME LOAN MORTGAGE CORP.: 1.1%
     280,000   4.625%, 05/28/13                                         270,686
   1,600,000   4.500%, 07/15/13                                       1,573,256
     650,000   5.125%, 11/07/13                                         650,550
                                                                   ------------
                                                                      2,494,492
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.4%
   2,000,000   3.875%, 11/17/08 *                                     1,964,352
     550,000   7.125%, 06/15/10                                         615,052
     575,000   6.125%, 03/15/12                                         623,066
   1,900,000   7.250%, 05/15/30 *                                     2,457,019
                                                                   ------------
                                                                      5,659,489
                                                                   ------------
U.S. TREASURY INFLATION INDEXED BONDS: 3.6%
   4,423,083   3.375%, 01/15/07                                       4,644,764
     842,979   3.875%, 01/15/09                                         929,902
   1,416,738   4.250%, 01/15/10                                       1,613,182
   1,238,400   2.000%, 01/15/14                                       1,267,969
                                                                   ------------
                                                                      8,455,817
                                                                   ------------
U.S. TREASURY NOTES/BONDS: 6.1%
   2,350,000   3.625%, 07/15/09                                       2,305,296
   3,225,000   5.000%, 02/15/11                                       3,350,601
   1,300,000   4.000%, 02/15/14                                       1,254,958
   1,200,000   4.750%, 05/15/14                                       1,222,876
   2,350,000   4.250%, 11/15/14                                       2,303,235
   2,200,000   7.250%, 05/15/16                                       2,698,524
   1,200,000   5.375%, 02/15/31                                       1,308,235
                                                                   ------------
                                                                     14,443,725
                                                                   ------------
U.S. TREASURY STRIPS: 3.3%
   3,250,000   9.875%, 11/15/15 *                                     1,984,141
   4,600,000   9.000%, 11/15/18 *                                     2,378,839
   2,000,000   8.750%, 05/15/20 *                                       951,952
   6,500,000   6.875%, 08/15/25 *                                     2,367,281
                                                                   ------------
                                                                      7,682,213
                                                                   ------------
OTHER U.S. GOVERNMENT AGENCY: 0.1%
     165,000   Housing Urban Development
                  2.990%, 08/01/05                                      164,979
                                                                   ------------
TOTAL U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY
(cost $41,085,924)                                                   41,358,010
                                                                   ------------

                        BUILDERS FIXED INCOME FUND, INC.

================================================================================
 PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                       ------------
U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES: 31.3%

FEDERAL HOME LOAN MORTGAGE CORP.: 22.9%
$ 11,363,134   Pool B11269
                  5.000%, 12/01/18 *                               $ 11,385,134
     120,539   Pool C01220
                  6.500%, 09/01/31                                      125,346
      81,880   Pool C01244
                  6.500%, 10/01/31                                       85,145
      22,101   Pool C01246
                  7.000%, 10/01/31                                       23,298
     105,748   Pool C01252
                  6.500%, 11/01/31                                      109,965
     156,799   Pool C01287
                  6.500%, 01/01/32                                      163,051
     705,615   Pool C01435
                  6.000%, 12/01/32                                      723,337
     658,190   Pool C01753
                  5.000%, 01/01/34                                      646,031
   1,192,869   Pool C01785
                  5.000%, 02/01/34                                    1,170,833
   1,327,375   Pool C01796
                  5.000%, 03/01/34                                    1,300,007
   1,860,952   Pool C01811
                  5.000%, 04/01/34                                    1,822,583
     581,543   Pool C01839
                  5.000%, 05/01/34                                      569,553
   2,033,052   Pool C01846
                  5.000%, 06/01/34                                    1,991,135
     139,236   Pool C70921
                  6.000%, 09/01/32                                      142,733
     167,933   Pool E01049
                  6.000%, 09/01/16                                      173,585
     260,796   Pool E01142
                  6.500%, 04/01/17                                      272,912
     178,269   Pool E85540
                  6.500%, 09/01/16                                      186,536
   1,252,745   Pool E88188
                  6.000%, 02/01/17                                    1,294,907
     804,044   Pool E90878
                  5.500%, 08/01/17                                      821,548
     826,782   Pool E90928
                  6.000%, 07/01/17                                      854,651
      67,015   Pool G01198
                  7.000%, 11/01/30                                       70,683
   1,823,312   Pool G08001
                  5.000%, 07/01/34                                    1,785,719
   1,261,240   Pool G08005
                  5.500%, 08/01/34                                    1,265,750
   1,814,795   Pool G08009
                  5.000%, 09/01/34                                    1,777,377
   1,258,879   Pool G08014
                  5.000%, 10/01/34                                    1,232,923
     903,155   Pool G08015
                  5.500%, 10/01/34                                      906,384
     661,842   Pool G08021
                  5.500%, 11/01/34                                      664,208

                        BUILDERS FIXED INCOME FUND, INC.

================================================================================
 PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                       ------------
FEDERAL HOME LOAN MORTGAGE CORP. (CONTINUED)
$    847,866   Pool G08026
                  5.000%, 12/01/34                                 $    830,384
     534,856   Pool G08027
                  5.500%, 12/01/34                                      536,769
   1,402,208   Pool G08035
                  5.000%, 01/01/35                                    1,373,298
   1,430,168   Pool G08040
                  5.000%, 02/01/35                                    1,400,685
     695,800   Pool G08046
                  5.500%, 03/01/35                                      698,322
     277,501   Pool M80733
                  5.500%, 03/01/09                                      282,618
   9,700,000   FHLMC Gold TBA
                  5.500%, 04/01/35                                    9,727,276
   7,400,000   FHLMC Gold TBA
                  6.000%, 04/01/35                                    7,573,441
                                                                   ------------
                                                                     53,988,127
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 6.0%
      50,565   Pool 253398
                  8.000%, 08/01/30                                       54,454
      24,164   Pool 253436
                  7.500%, 09/01/30                                       25,866
      92,576   Pool 253437
                  8.000%, 09/01/30                                       99,696
     101,449   Pool 253481
                  8.000%, 10/01/30                                      109,251
     178,696   Pool 253516
                  8.000%, 11/01/30                                      192,440
      76,016   Pool 253546
                  7.500%, 12/01/30                                       81,369
     179,854   Pool 253547
                  8.000%, 12/01/30                                      193,687
      57,325   Pool 253643
                  7.500%, 02/01/31                                       61,362
     102,331   Pool 253672
                  7.000%, 03/01/31                                      108,020
      87,607   Pool 253673
                  7.500%, 03/01/31                                       93,776
     177,803   Pool 253711
                  7.000%, 04/01/31                                      187,647
      61,132   Pool 253712
                  7.500%, 04/01/31                                       65,419
     203,685   Pool 253795
                  7.000%, 05/01/31                                      214,961
      10,891   Pool 253796
                  7.500%, 05/01/31                                       11,654
     198,880   Pool 253842
                  7.000%, 06/01/31                                      209,891
      73,053   Pool 253889
                  6.500%, 07/01/31                                       76,004
     102,358   Pool 253895
                  7.000%, 08/01/31                                      108,025
     291,113   Pool 253907
                  7.000%, 07/01/31                                      307,230
      56,141   Pool 253949
                  6.500%, 09/01/31                                       58,408

                        BUILDERS FIXED INCOME FUND, INC.

================================================================================
 PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                       ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$    343,690   Pool 253950
                  7.000%, 09/01/31                                 $    362,718
      45,440   Pool 254007
                  6.500%, 10/01/31                                       47,275
     281,557   Pool 254008
                  7.000%, 10/01/31                                      297,144
      39,804   Pool 254050
                  6.500%, 11/01/31                                       41,412
     114,143   Pool 254051
                  7.000%, 11/01/31                                      120,463
     140,070   Pool 254092
                  6.500%, 12/01/31                                      145,728
      26,591   Pool 254093
                  7.000%, 12/01/31                                       28,063
     197,036   Pool 254147
                  6.500%, 01/01/32                                      204,995
     176,042   Pool 254198
                  6.000%, 02/01/32                                      180,226
      21,979   Pool 254199
                  6.500%, 02/01/32                                       22,867
     346,553   Pool 254238
                  6.000%, 03/01/32                                      354,800
     277,598   Pool 254263
                  6.500%, 04/01/32                                      288,704
     367,573   Pool 254311
                  6.500%, 05/01/32                                      382,278
     107,227   Pool 254346
                  6.500%, 06/01/32                                      111,517
     520,950   Pool 254366
                  5.500%, 06/01/09                                      530,360
     167,697   Pool 254378
                  6.500%, 07/01/32                                      174,406
     489,135   Pool 254406
                  6.500%, 08/01/32                                      508,703
     232,683   Pool 254448
                  6.500%, 09/01/32                                      241,992
     343,410   Pool 254549
                  6.000%, 12/01/32                                      351,575
     392,517   Pool 254637
                  5.500%, 02/01/33                                      394,215
      93,011   Pool 254638
                  6.000%, 02/01/33                                       95,222
     749,096   Pool 254720
                  4.500%, 05/01/18                                      734,006
   1,091,514   Pool 254949
                  5.000%, 11/01/33                                    1,070,571
     123,786   Pool 504974
                  6.500%, 07/01/29                                      128,923
   3,395,564   Pool 699840
                  5.000%, 04/01/18                                    3,398,478
   1,675,000   FNMA TBA
                  5.500%, 04/01/35                                    1,677,616
                                                                   ------------
                                                                     14,153,417
                                                                   ------------

                        BUILDERS FIXED INCOME FUND, INC.

================================================================================
 PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                       ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.4%
$    738,102   Pool 003150
                  6.500%, 10/20/31                                 $    769,755
   1,169,260   Pool 003187
                  6.000%, 01/20/32                                    1,202,220
     450,004   Pool 448335
                  6.500%, 04/15/31                                      470,718
      13,312   Pool 581950
                  7.500%, 03/15/32                                       14,280
   3,000,000   GNMA TBA
                  5.500%, 04/01/35                                    3,027,186
                                                                   ------------
                                                                      5,484,159
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY -  MORTGAGE BACKED SECURITIES
(cost $74,177,712)                                                   73,625,703
                                                                   ------------
ASSET BACKED SECURITIES: 16.7%
     300,000   ACE Securities Corp.
                  Series 2005-HE1 Class A2B
                  3.080%, 03/25/35 (b)                                  300,579
     750,000   American Express Master Trust**
                  Series 2001-4 Class A
                  2.940%, 11/17/08 *(b)                                 751,391
     593,749   Ameriquest Mortgage Securities, Inc.
                  Series 2005-R1 Class A1B
                  3.150%, 03/25/35 (b)                                  594,670
   1,000,000   Banc of America Commercial Mortgage, Inc.
                  Series 2003-1 Class A2
                  4.648%, 09/11/36 *                                    982,816
   3,100,514   Banc of America Commercial Mortgage, Inc.
                  Series 2004-2 Class XC
                  0.043%, 11/10/38 (a)(b)                                60,265
     312,752   Bear Stearns Adjustable Rate Mortgage Trust
                  Series 1999-WF2 Class A1
                  6.800%, 07/15/31 *                                    322,766
     270,000   Bear Stearns Adjustable Rate Mortgage Trust
                  Series 2004-4 Class A6
                  3.517%, 06/25/34                                      260,217
   3,069,684   Bear Stearns Commercial Mortgage Securities, Inc.
                  Series 2003-PWR2 Class X2
                  0.789%, 05/11/39 (a)(b)                                79,597
     575,000   Bear Stearns Commercial Mortgage Securities, Inc.
                  Series 2004-PWR4 Class A3
                  5.468%, 06/11/41                                      590,336
   1,000,000   Capital One Multi-Asset Execution Trust
                  Series 2004-B1 Class B1
                  3.250%, 11/15/11 (b)                                1,006,396
     670,000   Capital One Multi-Asset Execution Trust
                  Series 2004-B2 Class B2
                  3.030%, 12/15/09 (b)                                  671,519
     425,000   Carrington Mortgage Loan Trust
                  Series 2005-NC1 Class A1B
                  3.110%, 01/25/35 (b)                                  425,804
   3,414,499   Chase Commercial Mortgage Securities Corp.
                  Series 2000-2 Class A1
                  7.543%, 07/15/32                                    3,635,264

                        BUILDERS FIXED INCOME FUND, INC.

================================================================================
 PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                       ------------
ASSET BACKED SECURITIES (CONTINUED)
$    325,000   Chase Credit Card Master Trust
                  Series 2004-1 Class B
                  3.010%, 05/15/09 *(b)                            $    325,136
     750,000   Chase Credit Card Master Trust
                  Series 2003-6 Class B
                  3.160%, 02/15/11 *(b)                                 756,728
     674,237   Chase Funding Mortgage Loan Asset-Backed Certificates
                  Series 2003-6 Class 2A2
                  3.140%, 09/25/33 (b)                                  675,864
     475,000   Citibank Credit Card Master Trust I
                  Series 1997-4 Class B
                  3.260%, 03/10/11 (b)                                  477,774
   1,500,000   Commercial Mortgage Pass-Through Certificates
                  Series 2000-C1 Class A2
                  7.416%, 08/15/33 *                                  1,660,236
   1,100,000   Commercial Mortgage Pass-Through Certificates
                  Series 2004-LB4A Class A2
                  4.049%, 10/15/37                                    1,073,296
     250,000   Countrywide Asset-Backed Certificates
                  Series 2004-6 Class 2A2
                  3.170%, 08/25/32 (b)                                  250,600
     500,000   Countrywide Asset-Backed Certificates
                  Series 2003-BC5 Class M4
                  4.550%, 04/25/33 *(b)                                 513,496
     750,000   Countrywide Asset-Backed Certificates
                  Series 2003-BC3 Class M1
                  3.620%, 06/25/33 *(b)                                 754,579
     335,000   CS First Boston Mortgage Securities Corp.
                  Series 2004-AR4 Class 5M1
                  3.450%, 05/25/34 *(b)                                 333,444
   3,229,530   CS First Boston Mortgage Securities Corp.
                  Series 2003-CK2 Class ASP
                  1.720%, 03/15/36 (a)(b)                               146,330
   4,550,303   CS First Boston Mortgage Securities Corp.
                  Series 2004-C2 Class ASP
                  0.753%, 05/15/36 (a)(b)                                92,248
   4,673,106   CS First Boston Mortgage Securities Corp.
                  Series 2004-C3 Class ASP
                  0.870%, 07/15/36 (a)(b)                               141,109
     130,000   CS First Boston Mortgage Securities Corp.
                  Series 1999-C1 Class C
                  7.687%, 09/15/41                                      145,692
   6,591,537   CS First Boston Mortgage Securities Corp.
                  Series 2004-CS Class AX
                  0.085%, 11/15/37 (a)(b)                               142,654
      83,910   Daimler Chrysler Auto Trust
                  Series 2001-B Class A4
                  5.320%, 09/06/06 *                                     83,982
     545,000   DLJ Mortgage Acceptance Corp.
                  Series 1997-CF2 Class A3
                  6.990%, 10/15/30 (a)                                  566,579
     250,000   First Union National Bank Commercial Mortgage
                  Series 2000-C1 Class C
                  8.087%, 05/15/32                                      284,012
     750,000   First USA Credit Card Master Trust
                  Series 2001-3 Class A
                  2.990%, 11/19/08 *(b)                                 751,408

                        BUILDERS FIXED INCOME FUND, INC.

================================================================================
 PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                       ------------
ASSET BACKED SECURITIES (CONTINUED)
$    750,000   First USA Credit Card Master Trust
                  Series 2001-4 Class B
                  1.974%, 01/12/09 *(b)                            $    752,767
   6,284,433   GE Capital Commercial Mortgage Corp.
                  Series 2004-C2 Class X2
                  0.869%, 03/10/40 (a)(b)                               176,341
   4,598,439   GMAC Commercial Mortgage Securities, Inc.
                  Series 2004-C1 Class X2
                  1.130%, 03/10/38 (a)(b)                               175,826
  31,417,000   Greenwich Capital Commercial Funding Corp.
                  Series 2004-GG1 Class XP
                  0.555%, 06/10/36 (a)(b)                               541,818
     423,295   Impac CMB Trust
                  Series 2003-11 Class 1A2
                  3.350%, 10/25/33 *(b)                                 425,465
     545,880   Impac CMB Trust
                  Series 2005-1 Class 2A2
                  3.150%, 04/25/35 (b)                                  545,880
   4,271,879   JP Morgan Chase Commercial Mortgage Securities Corp.
                  Series 2004-CB8 Class X2
                  1.331%, 01/12/39 (a)(b)                               213,735
   6,813,741   JP Morgan Chase Commercial Mortgage Securities Corp.
                  Series 2004-C3 Class X1
                  0.049%, 01/15/42 (a)(b)                               125,298
     262,225   Keycorp
                  Series 2000-C1 Class A1
                  7.617%, 05/17/32 *                                    266,441
     631,314   LB-UBS Commercial Mortgage Trust
                  Series 2000-C3 Class A1
                  7.950%, 05/15/15 *                                    667,122
     500,000   LB-UBS Commercial Mortgage Trust
                  Series 2002-C2 Class A2
                  4.904%, 06/15/26 *                                    506,788
   1,100,000   LB-UBS Commercial Mortgage Trust
                  Series 2005-C1 Class A2
                  4.310%, 02/15/30                                    1,081,536
   2,852,288   LB-UBS Commercial Mortgage Trust
                  Series 2004-C2 Class XCP
                  0.211%, 03/15/36 (a)(b)                                82,502
   2,622,308   LB-UBS Commercial Mortgage Trust
                  Series 2004-C2 Class XCP
                  1.375%, 03/15/36 (a)(b)                               127,714
   3,580,392   LB-UBS Commercial Mortgage Trust
                  Series 2004-C6 Class XCP
                  0.929%, 08/15/36 (a)(b)                               114,164
     170,000   Long Beach Mortgage Loan Trust
                  Series 2004-2 Class M1
                  3.380%, 06/25/34 *(b)                                 170,556
     200,000   Long Beach Mortgage Loan Trust
                  Series 2004-2 Class M2
                  3.930%, 06/25/34 *(b)                                 202,801
     750,000   MBNA Credit Card Master Note Trust
                  Series 2002-B2 Class B2
                  3.190%, 10/15/09 *(b)                                 754,356
     670,000   Merrill Lynch Mortgage Investors, Inc.
                  Series 2004-WMC3 Class M1
                  3.410%, 01/25/35 *(b)                                 670,412

                        BUILDERS FIXED INCOME FUND, INC.

================================================================================
 PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                       ------------
ASSET BACKED SECURITIES (CONTINUED)
$     84,681   Merrill Lynch Mortgage Investors, Inc.
                  Series 1997-C1 Class A3
                  7.120%, 06/18/29                                 $     87,786
     675,000   Merrill Lynch Mortgage Investors, Inc.
                  Series 2004-WMC5  Class A2B2
                  3.440%, 07/25/35 (b)                                  677,897
   2,600,000   Morgan Stanley Capital I
                  Series 2004-HQ3 Class X2
                  1.296%, 01/13/41 (a)(b)                               125,265
     548,648   MSDWCC Heloc Trust
                  Series 2005-1 Class A
                  3.040%, 07/25/17 (b)                                  548,648
     750,000   New Century Home Equity Loan Trust
                  Series 2003-6 Class M1
                  3.570%, 01/25/34 (b)                                  756,234
     475,000   Option One Mortgage Loan Trust
                  Series 2004-2 Class M2
                  3.900%, 05/25/34 (b)                                  475,291
     475,000   Option One Mortgage Loan Trust
                  Series 2004-2 Class M1
                  3.380%, 05/25/34 (b)                                  477,155
     250,000   Option One Mortgage Loan Trust
                  Series 2004-3 Class A3
                  3.150%, 11/25/34 (b)                                  250,864
     750,000   Residential Asset Securities Corp.
                  Series 2003-KS10 Class MII1
                  3.440%, 12/25/33 *(b)                                 754,246
     375,000   Residential Asset Securities Corp.
                  Series 2003-KS10 Class MII2
                  4.200%, 12/25/33 *(b)                                 381,987
     725,000   Saxon Asset Securities Trust
                  Series 2005-1 Class A2B
                  2.875%, 03/25/35 (b)                                  726,155
     600,000   Sears Credit Account Master Trust
                  Series 2000-2 Class B
                  7.000%, 09/15/09                                      609,546
     325,000   Specialty Underwriting & Residential Finance
                  Series 2004-BC1 Class M1
                  3.360%, 02/25/35 *(b)                                 326,225
  15,449,392   Wachovia Bank Commercial Mortgage Trust
                  Series 2005-C16 Class XP
                  0.468%, 10/15/41 (a)(b)                               373,072
  24,300,000   Wachovia Bank Commercial Mortgage Trust
                  Series 2005-C17 Class XP
                  0.473%, 03/15/42 (a)(b)                               399,346
     450,000   Washington Mutual, Inc.
                  Series 2004-AR4 Class A6
                  3.810%, 06/25/34                                      435,421
     549,962   Washington Mutual, Inc.
                  Series 2005-AR2 Class B1
                  3.380%, 01/25/45                                      552,199
     350,000   Washington Mutual, Inc.
                  3.260%, 04/26/35                                      350,000
     350,000   Washington Mutual, Inc.
                  3.300%, 04/26/45                                      350,000

                        BUILDERS FIXED INCOME FUND, INC.

================================================================================
 PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                       ------------
ASSET BACKED SECURITIES (CONTINUED)
$    350,000   Wells Fargo Home Equity Trust
                  Series 2004-1 Class M1
                  3.350%, 04/25/34 (b)                             $    350,221
   3,982,490   Wells Fargo Mortgage Backed Securities Trust
                  Series 2003-N Class 2A1
                  4.745%, 12/25/33 (b)                                3,898,101
TOTAL ASSET BACKED SECURITIES
                                                                   ------------
   (cost $39,054,408)                                                39,363,968
                                                                   ------------
CORPORATE BONDS: 41.4%
BANK: 1.8%
     170,000   Citigroup, Inc.
                  6.625%, 06/15/32                                      190,187
     750,000   Huntington Bancshares, Inc.
                  3.150%, 12/01/05 (b)                                  750,818
     475,000   JP Morgan Chase & Co.
                  4.750%, 03/01/15                                      455,567
     750,000   JP Morgan Chase & Co.
                  5.250%, 05/01/15                                      748,518
     535,000   PNC Funding Corp.
                  5.750%, 08/01/06                                      547,005
     600,000   Wachovia Bank NA
                  7.800%, 08/18/10                                      688,059
     350,000   Wachovia Bank NA
                  4.875%, 02/01/15                                      341,181
     220,000   Washington Mutual Bank FA
                  6.875%, 06/15/11                                      242,810
     225,000   Wells Fargo & Co.
                  3.120%, 08/15/08                                      215,738
                                                                   ------------
                                                                      4,179,883
                                                                   ------------
ENERGY: 2.5%
     525,000   Amerada Hess Corp.
                  7.300%, 08/15/31                                      593,874
     500,000   Canadian Oil Sands Ltd.
                  4.800%, 08/10/09 (a)                                  497,048
     225,000   Chesapeake Energy Corp.
                  8.125%, 04/01/11                                      239,625
     200,000   Devon Financing Corp. ULC
                  7.875%, 09/30/31                                      249,909
     175,000   Husky Energy, Inc.
                  6.250%, 06/15/12                                      187,619
     230,000   Husky Energy, Inc.
                  6.150%, 06/15/19                                      240,163
     500,000   Kerr-McGee Corp.
                  5.375%, 04/15/05                                      499,970
     150,000   Key Energy Services, Inc.
                  8.375%, 03/01/08                                      156,188
     370,000   Nexen, Inc.
                  5.050%, 11/20/13                                      365,502
     125,000   Nexen, Inc.
                  7.875%, 03/15/32                                      152,988

                        BUILDERS FIXED INCOME FUND, INC.

================================================================================
 PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                       ------------
ENERGY (CONTINUED)
$    300,000   Noble Group Ltd.
                  6.625%, 03/17/15 (a)                             $    279,305
     250,000   Occidental Petroleum Corp.
                  4.000%, 11/30/07                                      247,008
     125,000   Paramount Resources Ltd.
                  8.500%, 01/31/13                                      125,938
     430,000   Pioneer Natural Resources Co.
                  5.875%, 07/15/16                                      440,650
     275,000   Precision Drilling Corp.
                  5.625%, 06/01/14                                      281,977
     350,000   Tesoro Corp.
                  9.625%, 11/01/08                                      377,125
     350,000   Union Pacific Resources Group
                  6.500%, 05/15/05                                      351,820
     250,000   Valero Energy Corp.
                  7.375%, 03/15/06                                      257,166
     250,000   Valero Energy Corp.
                  6.125%, 04/15/07                                      258,523
     175,000   Vintage Petroleum, Inc.
                  7.875%, 05/15/11                                      186,375
                                                                   ------------
                                                                      5,988,773
                                                                   ------------
FINANCE: 8.4%
     350,000   Ace INA Holdings, Inc.
                  5.875%, 06/15/14                                      356,822
     430,000   ACE Ltd.
                  6.000%, 04/01/07                                      440,532
     300,000   Allstate Corp. (The)
                  7.875%, 05/01/05                                      301,331
     505,000   Arch Capital Group Ltd.
                  7.350%, 05/01/34                                      554,990
     750,000   ASIF Global Financing
                  3.070%, 05/30/06 *(a)(b)                              751,334
     150,000   Athena Neurosciences Finance LLC
                  7.250%, 02/21/08 *(b)                                 126,375
     750,000   Bear Stearns Cos., Inc. (The)
                  3.690%, 09/27/07 *(b)                                 759,430
     525,000   Capital One Bank
                  6.875%, 02/01/06                                      537,599
     240,000   Capital One Bank
                  5.000%, 06/15/09                                      241,301
      95,000   Capital One Financial Corp.
                  4.800%, 02/21/12                                       92,411
     625,000   CIT Group, Inc.
                  5.125%, 09/30/14                                      618,064
   2,000,000   Citigroup Global Markets Holdings, Inc.
                  5.875%, 03/15/06                                    2,037,090
     350,000   CNA Financial Corp.
                  5.850%, 12/15/14                                      347,731
   1,500,000   Countrywide Home Loans, Inc.
                  5.500%, 08/01/06 *                                  1,525,530
     465,000   Endurance Specialty Holdings Ltd.
                  7.000%, 07/15/34                                      501,775
     200,000   Farmers Exchange Capital
                  7.050%, 07/15/28 (a)                                  209,449
     115,000   General Electric Capital Corp.
                  6.750%, 03/15/32                                      133,190

                        BUILDERS FIXED INCOME FUND, INC.

================================================================================
 PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                       ------------
FINANCE (CONTINUED)
$    525,000   Goldman Sachs Group, Inc.
                  5.250%, 10/15/13                                 $    522,422
     175,000   Goldman Sachs Group, Inc.
                  5.150%, 01/15/14                                      172,623
     500,000   Goldman Sachs Group, Inc.
                  5.125%, 01/15/15                                      489,083
     410,000   HSBC Finance Corp.
                  6.500%, 01/24/06                                      418,835
     250,000   HSBC Finance Corp.
                  4.625%, 01/15/08                                      250,815
     200,000   HSBC Finance Corp.
                  4.125%, 12/15/08                                      196,594
     425,000   HSBC Finance Corp.
                  4.125%, 11/16/09                                      413,664
     275,000   HSBC Finance Corp.
                  4.750%, 07/15/13                                      268,181
     400,000   Infinity Property & Casualty Corp.
                  5.500%, 02/18/14                                      388,371
     375,000   Lehman Brothers Holdings, Inc.
                  4.800%, 03/13/14                                      362,331
     560,000   Liberty Mutual Group
                  5.750%, 03/15/14 (a)                                  551,344
     155,000   Liberty Mutual Group
                  7.000%, 03/15/34 (a)                                  159,992
     175,000   Liberty Mutual Group
                  6.500%, 03/15/35 (a)                                  168,860
     525,000   Markel Corp.
                  6.800%, 02/15/13                                      563,848
     250,000   Merrill Lynch & Co., Inc.
                  6.000%, 02/17/09                                      261,729
     245,000   Merrill Lynch & Co., Inc.
                  5.450%, 07/15/14                                      247,198
     290,000   Merrill Lynch & Co., Inc.
                  5.000%, 01/15/15                                      281,575
     750,000   Metropolitan Life Global Funding I
                  3.180%, 03/17/09 (a)(b)                               750,216
     500,000   Morgan Stanley
                  3.170%, 01/31/06 *(b)                                 501,669
     250,000   Morgan Stanley
                  3.625%, 04/01/08                                      244,305
     315,000   Morgan Stanley
                  4.750%, 04/01/14                                      300,456
     125,000   Sheridan Acquisition Corp.
                  10.250%, 08/15/11                                     133,437
     560,000   St. Paul Cos., Inc.
                  5.750%, 03/15/07                                      574,914
     120,000   Travelers Property Casualty Corp.
                  3.750%, 03/15/08                                      117,448
      25,000   Travelers Property Casualty Corp.
                  6.375%, 03/15/33                                       25,881
     530,000   WR Berkley Corp.
                  5.125%, 09/30/10                                      524,511
      80,000   WR Berkley Corp.
                  5.875%, 02/15/13                                       81,344

                        BUILDERS FIXED INCOME FUND, INC.

================================================================================
 PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                       ------------
FINANCE (CONTINUED)
$    500,000   XL Capital (Europe) Plc
                  6.500%, 01/15/12                                 $    536,138
     645,000   XL Capital Ltd.
                  5.250%, 09/15/14                                      637,659
                                                                   ------------
                                                                     19,680,397
                                                                   ------------
FOODS & BEVERAGE: 1.0%
     725,000   Bunge Ltd. Finance Corp.
                  4.375%, 12/15/08                                      715,170
     150,000   Burns Philip Capital Property Ltd.
                  9.500%, 11/15/10                                      164,250
     150,000   Cia Brasileira de Bebidas
                  10.500%, 12/15/11                                     182,250
     155,000   Cia Brasileira de Bebidas
                  8.750%, 09/15/13                                      178,250
     250,000   Coors Brewing Co.
                  6.375%, 05/15/12                                      269,011
     300,000   Dean Foods Co.
                  6.750%, 06/15/05                                      303,000
     500,000   Kraft Foods, Inc.
                  4.625%, 11/01/06                                      503,464
     130,000   Pilgrim's Pride Corp.
                  9.625%, 09/15/11                                      141,700
                                                                   ------------
                                                                      2,457,095
                                                                   ------------
HEALTH CARE: 1.3%
     100,000    Biovail Corp.
                  7.875%, 04/01/10                                      100,000
     475,000   Coventry Health Care, Inc.
                  5.875%, 01/15/12 (a)                                  477,375
     200,000   Dade Behring Holdings, Inc.
                  11.910%, 10/03/10                                     219,000
     100,000   DaVita, Inc.
                  7.250%, 03/15/15 (a)                                   98,500
     200,000   HCA, Inc.
                  6.950%, 05/01/12                                      208,591
     250,000   HCA, Inc.
                  6.375%, 01/15/15                                      249,410
     150,000   Healthsouth Corp.
                  7.625%, 06/01/12                                      144,750
     300,000   Medco Health Solutions, Inc.
                  7.250%, 08/15/13                                      332,134
     250,000   Pacificare Health Systems
                  10.750%, 06/01/09                                     277,500
     165,000   Schering-Plough Corp.
                  5.550%, 12/01/13                                      168,844
     100,000   Select Medical Corp.
                  7.625%, 02/01/15 (a)                                  100,500
     200,000   WellPoint, Inc.
                  4.875%, 08/01/05                                      200,625
     200,000   WellPoint, Inc.
                  3.750%, 12/14/07 (a)                                  196,409
     150,000   WellPoint, Inc.
                  4.250%, 12/15/09 (a)                                  146,590
     185,000   WellPoint, Inc.
                  5.000%, 12/15/14 (a)                                  181,850
                                                                   ------------
                                                                      3,102,078
                                                                   ------------

                        BUILDERS FIXED INCOME FUND, INC.

================================================================================
 PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                       ------------
INDUSTRIAL: 13.8%
$    100,000   Abitibi-Consolidated, Inc.
                  8.375%, 04/01/15                                 $     97,750
     225,000   Acetex Corp.
                  10.875%, 08/01/09                                     240,750
     150,000   Allied Waste North America
                  9.250%, 09/01/12                                      161,250
     125,000   Alpha Natural Resources LLC
                 10.000%, 06/01/12 (a)                                  140,625
     520,000   America Movil SA de CV
                  5.500%, 03/01/14                                      499,796
      70,000   America Movil SA de CV
                  6.375%, 03/01/35                                       63,685
     650,000   American Honda Finance Corp.
                  3.150%, 09/11/06 (a)(b)                               651,841
     200,000   Ameristar Casinos, Inc.
                  10.750%, 02/15/09                                     219,500
     150,000   Arvinmeritor, Inc.
                  8.750%, 03/01/12                                      156,750
     200,000   Associated Materials, Inc.
                  11.250%, 03/01/14                                     140,000
     200,000   Beazer Homes USA, Inc.
                  8.375%, 04/15/12                                      213,000
     265,000   BellSouth Corp.
                  4.750%, 11/15/12                                      259,180
     150,000   BellSouth Corp.
                  6.875%, 10/15/31                                      167,506
     150,000   Borden Chemical, Inc.
                  9.200%, 03/15/21                                      152,250
     950,000   British Telecom Plc
                  7.875%, 12/15/05                                      977,118
     150,000   Cadmus Communications Corp.
                  8.375%, 06/15/14                                      157,500
     200,000   Case New Holland, Inc.
                  6.000%, 06/01/09 (a)                                  191,000
     100,000   Celulosa Arauco y Consitucion SA
                  5.125%, 07/09/13                                       95,825
     250,000   Chevron Phillips Chemical Co. LLC
                  5.375%, 06/15/07                                      254,808
     165,000   Chevron Phillips Chemical Co. LLC
                  7.000%, 03/15/11                                      181,145
     100,000   Choctaw  Resort Development Enterprise
                  7.250%, 11/15/19 (a)                                   99,500
     100,000   Cintas Corp.
                  5.125%, 06/01/07                                      102,119
     130,000   Codelco, Inc.
                  5.500%, 10/15/13 (a)                                  131,621
     350,000   Cooper Cameron Corp.
                  2.650%, 04/15/07                                      337,502
     150,000   Corrections Corp. of America
                  7.500%, 05/01/11                                      152,625
     100,000   Corrections Corp. of America
                  6.250%, 03/15/13 (a)                                   96,500
     150,000   CRH America, Inc.
                  6.950%, 03/15/12                                      164,934
     175,000   CRH America, Inc.
                  6.400%, 10/15/33                                      187,891

                        BUILDERS FIXED INCOME FUND, INC.

================================================================================
 PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                       ------------
INDUSTRIAL (CONTINUED)
   $ 125,000   Crystal US Holdings 3 LLC
                  0.000%, 10/01/14 (a)                             $     88,125
     500,000   DaimlerChrysler NA Holding Corp.
                  7.750%, 06/15/05                                      504,274
     100,000   DaimlerChrysler NA Holding Corp.
                  7.250%, 01/18/06                                      102,232
     460,000   DaimlerChrysler NA Holding Corp.
                  4.050%, 06/04/08                                      447,051
     150,000   Delco Remy International, Inc.
                  8.625%, 12/15/07                                      147,750
     125,000   Dobson Cellular Systems
                  8.375%, 11/01/11 (a)                                  128,125
     350,000   DR Horton, Inc.
                  5.625%, 9/15/14                                       334,012
     150,000   Dynegy Holdings, Inc.
                  10.125%, 07/15/13 (a)                                 164,250
     250,000   Falconbridge Ltd.
                  5.375%, 06/01/15                                      247,172
     505,000   FMC Corp.
                  10.250%, 11/01/09                                     565,600
     150,000   Ford Motor Credit Co.
                  6.125%, 01/09/06                                      151,397
     825,000   Ford Motor Credit Co.
                  6.500%, 01/25/07                                      833,719
     350,000   Ford Motor Credit Co.
                  5.700%, 01/15/10                                      330,022
     200,000   Ford Motor Credit Co.
                  7.875%, 06/15/10                                      203,831
     135,000   France Telecom SA
                  7.200%, 03/01/06                                      139,208
   1,210,000   France Telecom SA
                  7.750%, 03/01/11                                    1,386,181
     195,000   GenCorp, Inc.
                  9.500%, 08/15/13                                      218,400
      50,000   General Dynamics Corp.
                  3.000%, 05/15/08                                       48,030
     405,000   General Electric Co.
                  5.000%, 02/01/13                                      405,060
     815,000   General Motors Acceptance Corp.
                  6.750%, 01/15/06                                      820,829
     250,000   Hanson Overseas BV
                  6.750%, 09/15/05                                      253,537
     335,000   Harrah's Operating Co., Inc.
                  5.500%, 07/01/10                                      341,178
     390,000   Host Marriott Corp.
                  7.875%, 08/01/08                                      399,750
     200,000   Hutchison Whampoa International 03/33 Ltd.
                  5.450%, 11/24/10 (a)                                  202,928
     180,000   ICI Wilmington, Inc.
                  5.625%, 12/01/13                                      182,694
     150,000   Intelsat Ltd.
                  5.250%, 11/01/08                                      138,750
     150,000   Interpublic Group of Cos., Inc.
                  6.250%, 11/15/14                                      142,500
     100,000   Intertape Polymer US, Inc.
                  8.500%, 08/01/14                                       98,809

                        BUILDERS FIXED INCOME FUND, INC.

================================================================================
 PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                       ------------
INDUSTRIAL (CONTINUED)
$    200,000   Jorgensen Earle M. Co.
                  9.750%, 06/01/12                                 $    217,000
     200,000   KB Home
                  9.500%, 02/15/11                                      212,815
     100,000   K&F Acquisition, Inc.
                  7.750%, 11/15/14 (a)                                   97,500
     350,000   Kennametal, Inc.
                  7.200%, 06/15/12                                      387,307
     150,000   Knowledge Learning Corp., Inc.
                  7.750%, 02/01/15 (a)                                  145,500
     100,000   Lyondell Chemical Co.
                  9.500%, 12/15/08                                      107,500
     200,000   Lyondell Chemical Co.
                  10.875%, 05/01/09                                     208,500
     200,000   MCI, Inc.
                  6.908%, 05/01/07                                      204,000
     230,000   Mohawk Industries, Inc.
                  6.500%, 04/15/07                                      239,894
     100,000   Mueller Group, Inc.
                  10.000%, 05/01/12                                     108,500
     150,000   Nalco Co.
                  8.875%, 11/15/13                                      161,250
     400,000   Navistar International Corp.
                  9.375%, 06/01/06                                      419,000
     100,000   Navistar International Corp.
                  6.250%, 03/01/12 (a)                                   95,500
     175,000   Neenah Paper, Inc.
                  7.375%, 11/15/14 (a)                                  168,875
     450,000   New Cingular Wireless Services, Inc.
                  7.375%, 03/01/06                                      464,073
     500,000   New Cingular Wireless Services, Inc.
                  7.875%, 03/01/11                                      569,378
     300,000   New Cingular Wireless Services, Inc.
                  8.125%, 05/01/12                                      350,951
     140,000   Newell Rubbermaid, Inc.
                  4.000%, 05/01/10                                      134,574
     285,000   Newmont Mining Corp.
                  5.875%, 04/01/35                                      280,249
     285,000   Nissan Motor Acceptance Corp.
                  4.625%, 03/08/10 (a)                                  281,291
     185,000   Norbord, Inc.
                  7.250%, 07/01/12                                      204,434
     200,000   Northwestern Bell Telephone
                  6.250%, 01/01/07                                      202,500
     100,000   Novelis, Inc.
                  7.250%, 02/15/15 (a)                                   98,500
     200,000   Owens-Brockway Glass
                  6.750%, 12/01/14 (a)                                  197,000
     200,000   Phillips Van-Heusen
                  8.125%, 05/01/13                                      210,500
     100,000   Polypore International, Inc.
                  0.000%, 10/01/12 (a)                                   58,500
      75,000   Propex Fabrics, Inc.
                  10.000%, 12/01/12 (a)                                  74,625
     250,000   Qwest Corp.
                  6.625%, 09/15/05                                      252,500

                        BUILDERS FIXED INCOME FUND, INC.

================================================================================
 PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                       ------------
INDUSTRIAL (CONTINUED)
$    150,000   Resolution Performance Products LLP
                  9.500%, 04/15/10                                 $    160,500
     500,000   Rio Tinto Finance USA Ltd.
                  5.750%, 07/03/06                                      511,862
     575,000   Royal Caribbean Cruises Ltd.
                  8.750%, 02/02/11                                      656,219
     250,000   Ryland Group, Inc.
                  9.750%, 09/01/10                                      264,288
     150,000   Samsonite Corp.
                  8.875%, 06/01/11                                      157,875
     575,000   SBC Communications, Inc.
                  5.750%, 05/02/06                                      585,659
     300,000   Smurfit Capital Funding Plc
                  6.750%, 11/20/05                                      302,250
     360,000   Sprint Capital Corp.
                  6.900%, 05/01/19                                      390,798
     490,000   Sprint Capital Corp.
                  6.875%, 11/15/28                                      526,167
     150,000   Stanadyne Corp.
                  10.000%, 08/15/14                                     155,250
     200,000   Standard-Pacific Corp.
                  9.500%, 09/15/10                                      212,000
   1,375,000   Telecom Italia Capital SA
                  4.000%, 01/15/10 (a)                                1,315,933
     350,000   Telecom Italia Capital SA
                  5.250%, 11/15/13                                      346,378
     150,000   Telecom Italia Capital SA
                  6.375%, 11/15/33                                      153,463
     250,000   Telefonica Europe BV
                  7.750%, 09/15/10                                      283,921
     625,000   Telefonos de Mexico SA de CV
                  8.250%, 01/26/06                                      647,187
      90,000   Telefonos de Mexico SA de CV
                  4.500%, 11/19/08                                       88,708
     235,000   Telstra Corp. Ltd.
                  6.375%, 04/01/12                                      256,449
     675,000   TELUS Corp.
                  7.500%, 06/01/07                                      718,845
     100,000   Tenneco Automotive, Inc.
                  8.625%, 11/15/14 (a)                                   97,750
     200,000   Terex Corp.
                  10.375%, 4/01/11                                      218,500
     100,000   Trimas Corp.
                  9.875%, 06/15/12                                      102,500
     150,000   TRW Automotive, Inc.
                  9.375%, 02/15/13                                      162,000
     150,000   United Components, Inc.
                  9.375%, 06/15/13                                      150,375
     150,000   United Rentals North America, Inc.
                  6.500%, 02/15/12                                      146,625
     200,000   Valspar Corp.
                  6.000%, 05/01/07                                      205,984
     250,000   Verizon Global Funding Corp.
                  6.750%, 12/01/05                                      254,939
     150,000   Verizon Global Funding Corp.
                  7.750%, 12/01/30                                      181,848

                        BUILDERS FIXED INCOME FUND, INC.

================================================================================
 PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                       ------------
INDUSTRIAL (CONTINUED)
$    250,000   Verizon Verizon Virginia, Inc.
                  4.625%, 03/15/13                                 $    239,306
     500,000   Verizon Wireless Capital LLC
                  2.920%, 05/23/05 (a)(b)                               499,395
     500,000   Verizon Wireless Capital LLC
                  5.375%, 12/15/06                                      509,578
     200,000   Vicar Operating, Inc.
                  9.875%, 12/01/09                                      217,500
     150,000   Waste Management, Inc.
                  5.000%, 03/15/14                                      147,818
     150,000   Wolverine Tube, Inc.
                  7.375%, 08/01/08 (a)                                  145,500
                                                                   ------------
                                                                     32,484,971
                                                                   ------------
MEDIA: 2.9%
     150,000   AMC Entertainment, Inc.
                  9.875%, 02/01/12                                      159,000
     350,000   American Media Operations, Inc.
                  10.250%, 05/01/09                                     362,250
     150,000   AMF Bowling Worldwide, Inc.
                  10.000%, 03/01/10                                     154,500
     200,000   Charter Communications Operating LLC
                  8.375%, 04/30/14 (a)                                  202,000
     100,000   Clear Channel Communications, Inc.
                  4.625%, 01/15/08                                       98,914
     425,000   Clear Channel Communications, Inc.
                  4.500%, 01/15/10                                      409,204
      35,000   Comcast Corp.
                  5.850%, 01/15/10                                       36,231
     100,000   Comcast Corp.
                  5.500%, 03/15/11                                      101,969
     250,000   Comcast Corp.
                  7.050%, 03/15/33                                      280,529
     400,000   COX Communications, Inc.
                  3.040%, 12/14/07 (a)(b)                               402,649
     550,000   COX Communications, Inc.
                  4.625%, 1/15/10 (a)                                   535,003
     575,000   COX Communications, Inc.
                  7.125%, 10/01/12                                      628,008
     550,000   COX Communications, Inc.
                  5.450%, 12/15/14 (a)                                  536,423
     200,000   Dex Media East LLC
                  12.125%, 11/15/12                                     238,000
     300,000   Echostar DBS Corp.
                  6.625%, 10/01/14 (a)                                  291,375
      50,000   Grupo Televisa SA
                  8.500%, 03/11/32                                       57,250
     150,000   Kabel Deutschland GmbH
                  10.625%, 07/01/14 (a)                                 166,500
     375,000   News America, Inc.
                  6.625%, 01/09/08                                      394,215
     150,000   News America, Inc.
                  4.750%, 03/15/10                                      149,490
     250,000   News America, Inc.
                  6.200%, 12/15/34 (a)                                  248,023
     250,000   Time Warner, Inc.
                  5.625%, 05/01/05                                      250,746

                        BUILDERS FIXED INCOME FUND, INC.

================================================================================
 PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                       ------------
MEDIA (CONTINUED)
$    250,000   Time Warner, Inc.
                  6.125%, 04/15/06                                 $    255,172
     695,000   Time Warner, Inc.
                  7.625%, 04/15/31                                      818,979
      50,000   Viacom, Inc.
                  7.875%, 07/30/30                                       59,570
                                                                   ------------
                                                                      6,836,000
                                                                   ------------
REAL ESTATE INVSTMENT TRUST: 0.5%
     350,000   iStar Financial, Inc.
                  3.300%, 03/03/08 (b)                                  351,020
     400,000   iStar Financial, Inc.
                  5.150%, 03/01/12                                      387,516
      90,000   Simon Property Group, Inc.
                  5.375%, 08/28/08                                       91,553
     150,000   Thornburg Mortgage, Inc.
                  8.000%, 5/15/13                                       156,750
     250,000   United Dominion Realty Trust
                  6.500%, 06/15/09                                      264,922
                                                                   ------------
                                                                      1,251,761
                                                                   ------------
RETAIL: 1.4%
     100,000   CSK Auto, Inc.
                  7.000%, 01/15/14                                       94,875
     255,000   CVS Corp.
                  3.875%, 11/01/07                                      251,476
     250,000   Delhaize America, Inc.
                  9.000%, 04/15/31                                      304,984
     250,000   Dollar General Corp.
                  8.625%, 06/15/10                                      284,375
      80,000   General Nutrition Centers, Inc.
                  8.625%, 01/15/11 (a)                                   75,600
     475,000   Limited Brands, Inc.
                  5.250%, 11/01/14                                      452,139
     475,000   May Department Stores Co. (The)
                  5.750%, 07/15/14                                      477,253
     250,000   NBTY, Inc.
                  8.625%, 09/15/07                                      256,250
     200,000   PEP Boys-Manny Moe & Jack
                  7.500%, 12/15/14                                      193,000
     200,000   Rite Aid Corp.
                  9.500%, 02/15/11                                      213,000
     300,000   Safeway, Inc.
                  2.500%, 11/01/05                                      297,611
     375,000   Safeway, Inc.
                  3.220%, 11/01/05 *(b)                                 375,445
     150,000   Toys R Us, Inc.
                  7.875%, 04/15/13                                      134,625
                                                                   ------------
                                                                      3,410,633
                                                                   ------------
SUPERNATIONALS: 0.4%
     250,000   Corp. Andina de Fomento
                  6.875%, 03/15/12                                      275,422
     250,000   Corp. Andina de Fomento
                  5.200%, 05/21/13                                      250,214

                        BUILDERS FIXED INCOME FUND, INC.

================================================================================
 PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                       ------------
SUPERNATIONALS (CONTINUED)
$    310,000   Fondo LatinoAmericano De Reservas
                  3.000%, 08/01/06 (a)                             $    306,267
                                                                   ------------
                                                                        831,903
                                                                   ------------
TECHNOLOGY: 1.1%
     290,000   AMI Semiconductor, Inc.
                  10.750%, 02/01/13                                     348,725
     100,000   Amkor Technologies, Inc.
                  7.750%, 05/15/13                                       84,500
     150,000   Celestica, Inc.
                  7.875%, 07/01/11                                      152,625
     150,000   Certegy, Inc.
                  4.750%, 09/15/08                                      151,146
     150,000   Corning, Inc.
                  8.300%, 04/04/25                                      156,723
     150,000   Flextronics International Ltd.
                  6.250%, 11/15/14 (a)                                  143,250
     150,000   Freescale Semiconductor, Inc.
                  7.125%, 07/15/14                                      157,500
     300,000   Ingram Micro, Inc.
                  9.875%, 8/15/08                                       319,500
     250,000   MagnaChip Semiconductor SA
                  6.303%, 12/15/11 (a)(b)                               257,500
     100,000   NDCHealth Corp.
                  10.500%, 12/01/12                                     103,250
     350,000   Seagate Techonology HDD Holdings
                  8.000%, 05/15/09                                      373,625
     150,000   Unisys Corp.
                  7.875%, 04/01/08                                      151,500
     200,000   UNOVA, Inc.
                  7.000%, 03/15/08                                      205,000
                                                                   ------------
                                                                      2,604,844
                                                                   ------------
TRANSPORTATION: 0.7%
     125,000   CHC Helicopter Corp.
                  7.375%, 05/01/14 (a)                                  122,344
     225,000   FedEx Corp.
                  1.880%, 04/01/05 (b)                                  225,000
     140,000   FedEx Corp.
                  3.500%, 04/01/09                                      134,766
      75,000   Progress Rail Services Corp.
                  7.750%, 04/01/12                                       75,375
     500,000   Southwest Airlines Co.
                  5.496%, 11/01/06                                      508,959
     500,000   Union Pacific Corp.
                  7.600%, 05/01/05                                      500,739
                                                                   ------------
                                                                      1,567,183
                                                                   ------------
UTILITIES: 5.6%
     750,000   Alabama Power Co.
                  2.900%, 04/23/06 *(b)                                 749,917
      45,000   AmerenEnergy Generating Co.
                  7.950%, 06/01/32                                       57,253
     200,000   AmeriGas Partners LP
                  8.875%, 05/20/11                                      213,000
     500,000   Arizona Public Service Co.
                  6.500%, 03/01/12                                      546,027

                        BUILDERS FIXED INCOME FUND, INC.

================================================================================
 PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                       ------------
UTILITIES (CONTINUED)
$    300,000   Buckeye Partners LP
                  4.625%, 07/15/13                                 $    288,006
     250,000   CenterPoint Energy Houston Electric LLC
                  5.700%, 03/15/13                                      259,342
     250,000   Columbus Southern Power Co.
                  6.850%, 10/03/05                                      253,913
      65,000   Conectiv, Inc.
                  5.300%, 06/01/05                                       65,170
     125,000   Consolidated Natual Gas Co.
                  5.000%, 03/01/14                                      122,872
     250,000   Dayton Power & Light Co. (The)
                  5.125%, 10/01/13 (a)                                  250,920
     600,000   Detroit Edison Co.
                  5.050%, 10/01/05                                      604,307
     600,000   Duke Energy Field Services LLC
                  7.500%, 08/16/05                                      608,670
      85,000   Enbridge Energy Partners LP
                  4.000%, 01/15/09                                       82,725
      50,000   Energy East Corp.
                  6.750%, 06/15/12                                       55,035
     725,000   Enterprise Product Operating LP
                  4.000%, 10/15/07                                      710,214
     155,000   Enterprise Product Operating LP
                  5.750%, 03/01/35 (a)                                  140,216
     475,000   Gas Transmission Northwest Corp.
                  7.100%, 06/01/05                                      477,830
     150,000   Inergy LP/ Inergy Finance Corp.
                  6.875%, 12/15/14 (a)                                  144,750
     155,000   Jersey Central Power & Light
                  5.625%, 05/01/16                                      158,247
     105,000   Korea East-West Power Co. Ltd.
                  4.875%, 04/21/11 (a)                                  103,135
     250,000   National Fuel Gas Co.
                  5.250%, 03/01/13                                      250,144
     390,000   Niagara Mohawk Power Corp.
                  7.750%, 05/15/06                                      406,104
     130,000   Nisource Finance Corp.
                  3.200%, 11/01/06                                      127,460
     250,000   Ohio Power Co.
                  4.850%, 01/15/14                                      243,859
     165,000   Pacific Gas & Electric Co.
                  3.600%, 03/01/09                                      158,923
     570,000   Pacific Gas & Electric Co.
                  6.050%, 03/01/34                                      587,305
     500,000   Pinnacle West Capital Corp.
                  3.590%, 11/01/05 *(b)                                 500,337
     250,000   PPL Electric Utilities Corp.
                  4.300%, 06/01/13                                      236,441
     220,000   PPL Energy Supply LLC
                  5.400%, 08/15/14                                      222,061
     325,000   Progress Energy, Inc.
                  6.750%, 03/01/06                                      333,153
     350,000   PSEG Power LLC
                  6.950%, 06/01/12                                      387,918
     100,000   Reliant Energy, Inc.
                  6.750%, 12/15/14                                       93,750

                        BUILDERS FIXED INCOME FUND, INC.

================================================================================
 PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                       ------------
UTILITIES (CONTINUED)
$    750,000   SCANA Corp.
                  3.244%, 11/15/06 *(b)                            $    750,882
     325,000   Sempra Energy
                  6.950%, 12/01/05                                      331,774
     220,000   Sempra Energy
                  4.750%, 05/15/09                                      218,927
      65,000   Southern California Edison Co.
                  5.000%, 01/15/14                                       64,535
     255,000   Southern California Edison Co.
                  5.000%, 01/15/16                                      250,585
     560,000   Southern Co. Capital Funding, Inc.
                  5.300%, 02/01/07                                      576,195
     100,000   Suburban Propane Partners LP
                  6.875%, 12/15/13 (a)                                   99,000
     150,000   Tenaska Oklahoma
                  6.528%, 12/30/14 (a)                                  150,520
     187,740   Tenaska Virginia Partners LP
                  6.119%, 03/30/24 (a)                                  193,213
     265,000   TEPPCO Partners, LP
                  7.625%, 02/15/12                                      300,434
     100,000   TEPPCO Partners, LP
                  6.125%, 02/01/13                                      104,775
     145,000   TGT Pipeline LLC
                  5.500%, 02/01/17 (a)                                  144,546
     135,000   TXU Electric Delivery Co.
                  7.000%, 05/01/32                                      156,142
     100,000   TXU Energy Co.
                  6.125%, 03/15/08                                      103,772
     225,000   Virginia Electric and Power Co.
                  4.500%, 12/15/10                                      220,221
                                                                   ------------
                                                                     13,104,525
                                                                   ------------
TOTAL CORPORATE BONDS
   (cost $97,614,896)                                                97,500,046
                                                                   ------------
FOREIGN GOVERNMENT AND FOREIGN GOVERNMENT AGENCY: 1.1%
     160,000   Export-Import Bank of Korea
                  4.500%, 08/12/09                                      157,596
     300,000   Pemex Project Funding Master Trust
                  8.000%, 11/15/11                                      332,700
     525,000   Petrobras International Finance Co.
                  9.750%, 07/06/11                                      602,437
     250,000   Republic of South Africa
                  6.500%, 06/02/14                                      263,125
     330,000   United Mexican States
                  3.330%, 01/13/09 (b)                                  333,878
     500,000   United Mexican States
                  7.500%, 01/14/12                                      553,250
     265,000   United Mexican States
                  8.000%, 09/24/22                                      301,437
     100,000   United Mexican States
                  8.300%, 08/15/31                                      114,750
                                                                   ------------
TOTAL FOREIGN GOVERNMENT AND FOREIGN GOVERNMENT AGENCY
   (cost $2,562,865)                                                  2,659,173
                                                                   ------------

                        BUILDERS FIXED INCOME FUND, INC.

================================================================================
 PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                       ------------
PROLOAN PIPELINE: 4.3%
When-Issued Commitments
   (cost $10,679,828)                                              $ 10,236,885
                                                                   ------------
SHORT-TERM INVESTMENTS: 7.3%
COMMERCIAL PAPER: 6.9%
$  4,800,000   Alcoa, Inc., 2.850%, 04/01/05                          4,800,000
  11,500,000   Duke Energy Corp., 2.870%, 04/01/05                   11,500,000
                                                                   ------------
                                                                     16,300,000
                                                                   ------------
MONEY MARKET: 0.4%
     906,147   First American Prime Obligations Fund                    906,147
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
   (cost $17,206,147)                                                17,206,147
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES                                    $281,949,932
   (cost $282,381,780+): 119.7%
Liabilities in excess of Receivables and Other Assets: (19.7%)      (46,442,271)
                                                                   ------------
NET ASSETS: 100.0%                                                 $235,507,661
                                                                   ============

Reverse repurchase agreements open as of March 31, 2005 were as follows:

                                     AMOUNT OF
COLLATERAL                       REVERSE REPURCHASE     INTEREST     MATURITY        COST OF          VALUE OF
  ISSUER       COUNTERPARTY          AGREEMENTS           RATE         DATE         COLLATERAL       COLLATERAL
---------------------------------------------------------------------------------------------------------------
   FHLMC       Merrill Lynch        $ 1,500,000          4.500%      07/15/13      $ 1,488,360      $ 1,477,500
    UST        Merrill Lynch          3,000,000          3.375%      01/15/07        3,808,060        3,783,750
    UST        Merrill Lynch            650,000          3.875%      01/15/09          837,970          832,000
    UST        Merrill Lynch            200,000          3.625%      07/15/09        2,002,686        1,990,000
    UST        Merrill Lynch          2,750,000          5.000%      02/15/11        2,971,120        2,952,813
    UST        Merrill Lynch          1,000,000          2.000%      01/15/14        1,069,782        1,065,000
    UST        Merrill Lynch          1,100,000          4.000%      02/15/14        1,072,068        1,069,750
    UST        Merrill Lynch          1,100,000          4.750%      05/15/14        1,152,533        1,145,375
    UST        Merrill Lynch          1,000,000          5.375%      02/15/31        1,129,310        1,122,500
                                    -----------                                    -----------      -----------
                                    $12,300,000                                    $15,531,889      $15,438,688
                                    ===========                                    ===========      ===========

Short sales open as of March 31, 2005 were as follows:

 PRINCIPAL
   AMOUNT        DESCRIPTION                                                        PROCEEDS           VALUE
---------------------------------------------------------------------------------------------------------------
$ 10,000,000     FNMA TBA, 5.000%, 04/15/35                                        $ 9,796,875      $ 9,778,120

                        BUILDERS FIXED INCOME FUND, INC.

================================================================================

                                                                       VALUE
                                                                   ------------

*     Security segregated at custodian for "when-issued"
      commitments, short sales and reverse repurchase agreements.
**    Callable by the issuer.
(a)   Security was purchased under Rule 144A of the Securities
      Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be
      sold to qualified institutional investors.
(b)   Variable rate security. The rate listed is as of March 31,
      2005.
+     At March 31, 2005, the aggregate unrealized appreciation
      and depreciation of securities, based on their cost for
      federal income tax purposes, were as follows:
                     Cost of investments for tax purposes          $282,381,780
                                                                   ============
                     Gross tax unrealized appreciation             $  2,795,475
                     Gross tax unrealized depreciation               (3,208,568)
                                                                   ------------
                     Net tax unrealized depreciation               $   (413,093)
                                                                   ============

FOR CERTAIN FEDERAL INCOME TAX INFORMATION, AS WELL AS OTHER INFORMATION REGARDING SECURITIES VALUATION AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FOOTNOTES TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE ACT (17 CFR 270.30A-2(A)). Filed herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      (Registrant) BUILDERS FIXED INCOME FUND, INC.


      By (Signature and Title)  /s/ John W. Stewart
                                ----------------------------------------
                                John W. Stewart, President

      Date May 20, 2005
           -------------------------------------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By (Signature and Title)* /s/ John W. Stewart
                                ----------------------------------------
                                John W. Stewart, President and Treasurer

      Date  May 20, 2005
           -------------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.